Banking facilities (Details 2)	Mar. 31, 2015	Mar. 31, 2014
Banking Facilities Details 2
Weighted average interest rate bank overdrafts	6.00%	6.00%
Weighted average interest rate notes payable	2.92%	2.96%
Term Loan in PRC	6.77%	2.47%
Factoring	1.74%	1.96%